SHARE BASED COMPENSATION (Tables)	12 Months Ended
Jun. 30, 2022
SHARE BASED COMPENSATION
Summary of the changes in the RSUs

		Weighted
		average
		grant date fair
	Number of RSUs	value
Awarded and unvested as of July 1, 2021	—	$—
Granted	1,709,310	$1.67
Cancelled/forfeited	(54,200)	$1.67
Vested*	(1,655,110)	$1.67
Awarded and unvested as of June 30, 2022	—	$—
Expected to vest as of June 30, 2022	—	$—

*As of June 30, 2022, the Company has not issued ordinary shares of 1,709,310 for the vested RSUs, and the lapse was due to reasons of administrative convenience established by the Company from time to time. The Company expects to issue these ordinary shares in December 2022. The recipient does not have voting right before the shares were issued.

Summary of share option activities

			Weighted
			Average	Weighted
		Weighted	Remaining	Average
		Average	Contract	Grant	Aggregate
	Number of	Exercise	Life	Date	Intrinsic
	Options	Price	Years	Fair value	Value
Options outstanding on July 1, 2021	—	—	—	—	—
Granted	6,816,417	$0.48	4.35	$0.32	—
Forfeited	(267,350)	$0.87	—	—	—
Expired	—	—	—	—	—
Exercised	—	—	—	—	—
Options outstanding on June 30, 2022	6,549,067	$0.46	4.35	$0.32	31,620,241
Options vested and exercisable on June 30, 2022	3,749,591	$0.03	3.95	$0.42	19,714,484

Summary of key assumptions used to determine the fair value of the options at the grant date

Expected volatility	50.0% ~ 53.3%
Risk-free interest rate	2.5% ~ 2.8%
Expected dividend yield	0.0%
Exercise multiple	2.2 ~ 2.8